Quarterly Holdings Report
for
Fidelity Advisor® Industrials Fund
April 30, 2022
AFCY-NPRT3-0622
1.800323.118
Common Stocks - 99.5%
	Shares	Value ($)
Aerospace & Defense - 26.7%
Aerospace & Defense - 26.7%
General Dynamics Corp.	16,800	3,973,704
HEICO Corp. (a)	51,900	7,329,837
HEICO Corp. Class A	98,900	11,535,696
Hexcel Corp.	29,500	1,603,620
Howmet Aerospace, Inc.	791,700	27,012,804
Raytheon Technologies Corp.	236,100	22,408,251
Spirit AeroSystems Holdings, Inc. Class A	197,000	8,281,880
The Boeing Co. (b)	119,000	17,711,960
TransDigm Group, Inc. (b)	35,114	20,886,158
Triumph Group, Inc. (b)	615,847	13,881,191
		134,625,101
Air Freight & Logistics - 0.0%
Air Freight & Logistics - 0.0%
FedEx Corp.	100	19,874
Building Products - 0.1%
Building Products - 0.1%
Builders FirstSource, Inc. (b)	11,500	708,055
Commercial Services & Supplies - 2.7%
Diversified Support Services - 0.1%
Copart, Inc. (b)	5,200	590,980
Environmental & Facility Services - 2.6%
Tetra Tech, Inc.	800	111,424
Waste Connections, Inc. (United States)	94,500	13,038,165
		13,149,589
TOTAL COMMERCIAL SERVICES & SUPPLIES		13,740,569
Construction & Engineering - 8.5%
Construction & Engineering - 8.5%
AECOM	19,100	1,347,696
Quanta Services, Inc.	101,000	11,713,980
Willscot Mobile Mini Holdings (b)	856,400	30,059,640
		43,121,316
Electrical Equipment - 8.8%
Electrical Components & Equipment - 8.8%
Acuity Brands, Inc.	47,138	8,130,362
AMETEK, Inc.	229,534	28,980,963
nVent Electric PLC	213,100	7,198,518
		44,309,843
Electronic Equipment & Components - 6.5%
Electronic Equipment & Instruments - 6.5%
Teledyne Technologies, Inc. (b)	76,100	32,840,955
Industrial Conglomerates - 18.1%
Industrial Conglomerates - 18.1%
Honeywell International, Inc.	99,694	19,291,786
Roper Technologies, Inc.	152,832	71,818,813
		91,110,599
Machinery - 16.6%
Industrial Machinery - 16.6%
Chart Industries, Inc. (b)	54,800	9,251,336
Crane Co.	300,700	28,936,361
Flowserve Corp.	362,481	11,856,754
Fortive Corp.	371,875	21,382,813
Ingersoll Rand, Inc.	279,300	12,278,028
		83,705,292
Professional Services - 3.8%
Human Resource & Employment Services - 0.3%
TriNet Group, Inc. (b)	14,839	1,316,219
Research & Consulting Services - 3.5%
Clarivate Analytics PLC (b)	21,800	341,824
FTI Consulting, Inc. (a)(b)	111,100	17,521,581
		17,863,405
TOTAL PROFESSIONAL SERVICES		19,179,624
Road & Rail - 7.7%
Railroads - 7.1%
CSX Corp.	345,800	11,874,772
Norfolk Southern Corp.	66,891	17,249,851
Union Pacific Corp.	27,779	6,508,342
		35,632,965
Trucking - 0.6%
J.B. Hunt Transport Services, Inc.	18,053	3,084,355
Old Dominion Freight Lines, Inc.	400	112,048
		3,196,403
TOTAL ROAD & RAIL		38,829,368
TOTAL COMMON STOCKS (Cost $465,707,501)		502,190,596

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (c)	2,887,468	2,888,046
Fidelity Securities Lending Cash Central Fund 0.32% (c)(d)	9,935,606	9,936,600
TOTAL MONEY MARKET FUNDS (Cost $12,824,646)		12,824,646

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $478,532,147)	515,015,242
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(10,349,776)
NET ASSETS - 100.0%	504,665,466

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	7,140,324	106,140,170	110,392,448	1,666	-	-	2,888,046	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	-	88,618,838	78,682,238	4,515	-	-	9,936,600	0.0%
Total	7,140,324	194,759,008	189,074,686	6,181	-	-	12,824,646

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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